FVIT American Funds® Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT WMC Research Managed Risk Portfolio

FVIT Index Managed Risk Portfolio

FVIT Select Advisor Managed Risk Portfolio

Class II shares

each a series of Forethought Variable Insurance Trust

Supplement dated January 6, 2014

to the Prospectus and Statement of Additional Information dated October 17, 2013

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On January 2, 2014, Global Atlantic Financial Group (“Global Atlantic”) announced that it had acquired Forethought Financial Group, Inc. (“Forethought Financial”), the parent company of Forethought Investment Advisors, LLC (“Forethought”) (the “Acquisition”), the investment adviser to FVIT American Funds® Managed Risk Portfolio, FVIT BlackRock Global Allocation Managed Risk Portfolio, FVIT WMC Research Managed Risk Portfolio, FVIT Index Managed Risk Portfolio and FVIT Select Advisor Managed Risk Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a series of Forethought Variable Insurance Trust (the “Trust”).

In anticipation of the Acquisition, the Board of Trustees of the Trust met on October 3, 2013 to consider information relating to the Acquisition. Following its considerations, the Board approved new investment advisory and sub-advisory agreements for the Portfolios, which took effect immediately upon the close of the Acquisition.  The investment advisory and sub-advisory agreements were also approved by each Portfolio’s initial shareholder. A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreements and sub-advisory agreements will be available in the Portfolios' annual or semi-annual report when first published.

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This Supplement, and the Prospectus and Statement of Additional Information dated October 17, 2013, each provide information that you should know before investing in the Portfolios and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All of these documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.